Average Annual Total Returns{- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2035 Fund	Fidelity Advisor Freedom Blend 2035 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2035 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2035 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	7.25%	10.31%	[1]	4.91%	8.62%	[1]	5.14%	7.63%	[1]	9.54%	10.81%	[1]	11.96%	11.45%	[1]	14.07%	12.56%	[1]	14.16%	12.67%	[1]	28.71%	18.13%	[1]	14.02%	12.14%	[1]

[1]	(a)From August 31, 2018